Earnings per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Numerator:
Net income attributable to common shareholders	$ 18,849	$ 8,212
Undistributed income attributable to Series C participating preferred shares	(10,669)	0
Net income available to common shareholders, basic and diluted	8,180	8,212
Net income available to:
Net income available to common shareholders, basic and diluted	8,180	8,212
Common Class A [Member]
Numerator:
Net income available to common shareholders, basic and diluted	8,180	8,212
Net income available to:
Net income available to common shareholders, basic and diluted	$ 8,180	$ 8,212
Denominator:
Basic weighted average number of common shares outstanding	9,937,836	6,007,501
Weighted average number of RSUs without service conditions	0	33,291
Weighted average number of shares, basic and diluted	9,937,836	6,040,792
Basic and diluted income per share:
Basic and diluted earnings per share	$ 0.82	$ 1.36
Common Class B [Member]
Numerator:
Net income available to common shareholders, basic and diluted	$ 0	$ 0
Net income available to:
Net income available to common shareholders, basic and diluted	$ 0	$ 0
Denominator:
Basic weighted average number of common shares outstanding	0	925,745
Weighted average number of shares, basic and diluted	0	925,745
Basic and diluted income per share:
Basic and diluted earnings per share	$ 0	$ 0
Series C Preferred Shares [Member]
Numerator:
Undistributed income attributable to Series C participating preferred shares	$ 10,669
Denominator:
Weighted average number of shares, basic and diluted	12,955,187
Basic and diluted income per share:
Basic and diluted earnings per share	$ 0.82